BUSINESS COMBINATION (Business Acquisition, Pro Forma Information) (Details) - Tianxinfu Beijing Medical Appliance Co Ltd [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Sales	$ 412,248,989
Net income	$ 100,749,486